Operating Leases and Commitments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
Lease expiring term	various times through 2031
Rent expense	$ 7.2	$ 1.5
Maximum
Lessee Lease Description [Line Items]
Operating lease agreements renewal term	7 years
Minimum
Lessee Lease Description [Line Items]
Operating lease agreements renewal term	1 year